Note 18 - Derivatives - Derivitives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non hedging interest rate swaps	$ (1,113)	$ (3,554)	$ 2,910
Ineffective portion of hedging interest rate swaps	0	0	(60)
Forward contracts	197	(437)	1,361
Total	$ (916)	$ (3,991)	$ 4,211